Financial (costs) income - net - Summary of Financial (Costs) Income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income:
Interest income	$ 56,097	$ 55,888	$ 16,640
Interest generated by short term bank deposits	105,965	79,183
Gain on derivative financial Instruments		7,980
Other commissions	10,612	12,812	9,429
Financial income	172,674	155,863	26,069
Financial costs:
Interest cost on lease liabilities	(1,420,187)	(1,072,774)	(762,872)
Interest cost on Promissory Notes	0	(82,588)	(619,779)
Loss related to modification of Promissory Notes			(55,527)
Loss related to remeasurement of Promissory Notes			(28,709)
Amortization of issuance of debt costs		(5,967)
Interest on bonus payable to related parties	0	(1,191)	(4,523)
Interest cost on credit lines	(17,399)	(43,773)	(16,729)
Interest on supplier finance arrangements and other commissions	(33,685)	(21,729)	(13,744)
Interest cost on financing of transportation and store equipment (Debt)	(37,042)	(29,232)	(25,224)
Financial costs	(1,508,313)	(1,257,254)	(1,527,107)
Exchange rate fluctuation:
Gain for exchange rate fluctuation	916	542,222	667,118
Loss for exchange rate fluctuation	(385,867)	(51,794)	(60,848)
Exchange rate fluctuation	(384,951)	490,428	606,270
Financial costs - Net	$ (1,720,590)	$ (610,963)	$ (894,768)